Segmented Information and Economic Dependence	6 Months Ended
Oct. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE
14.
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE

As of October 31, 2024 and April 30, 2024, the Company has one reportable segment, being antibody production and related services.

The Company’s revenues are allocated to geographic regions for the three and six months ended October 31, 2024 and 2023 as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
United States of America	3,328	3,206	6,294	5,639
Europe	2,231	2,401	4,489	5,366
Canada	48	118	64	243
Australia	370	65	370	148
Other	148	360	171	441
	6,125	6,150	11,388	11,837

The Company’s revenues are allocated according to revenue types for the three and six months ended October 31, 2024 and 2023 as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
Project revenue	5,446	5,518	10,340	10,734
Product sales revenue	617	577	951	976
Cryostorage revenue	62	55	97	127
	6,125	6,150	11,388	11,837

The Company’s non-current assets are allocated to geographic regions as of October 31, 2024 and April 30, 2024 as follows:

	October 31, 2024 $	April 30, 2024 $
North America - Corporate	79	80
North America	3,880	4,138
Belgium	21,980	22,261
Netherlands	21,522	22,022
	47,461	48,501

Geographic segmentation of the Company’s net income (loss) for the three and six months ended October 31, 2024 and 2023 is as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
North America - Corporate	(1,910)	(1,142)	(4,497)	(2,687)
North America	280	(16)	154	(715)
Belgium	(1,094)	(1,157)	(2,698)	(1,975)
Netherlands	171	(94)	489	(450)
	(2,553)	(2,409)	(6,552)	(5,827)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the three and six months ended October 31, 2024 and 2023 is as follows:

	Three months ended October 31,		Six months ended October 31,
Interest and accretion (in thousands)	2024 $	2023 $	2024 $	2023 $
North America - Corporate	(74)	(16)	(69)	(10)
North America	57	48	114	80
Belgium	123	34	127	37
Netherlands	180	120	364	238
	286	186	536	345

	Three months ended October 31,		Six months ended October 31,
Amortization and depreciation (in thousands)	2024 $	2023 $	2024 $	2023 $
North America - Corporate	1	3	3	6
North America	165	145	333	302
Belgium	528	604	1,050	1,209
Netherlands	721	601	1,424	1,330
	1,415	1,353	2,810	2,847